UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenues	$ 10,717	$ 8,775	$ 19,918	$ 16,969
Direct operating costs	(9,776)	(8,200)	(17,969)	(15,849)
General and administrative expenses	(211)	(142)	(389)	(260)
Depreciation and amortization expense	(441)	(105)	(752)	(211)
Interest income (expense), net	(313)	(83)	(497)	(169)
Equity accounted income, net	23	(7)	30	10
Impairment expense, net	324	0	324	0
Gain (loss) on acquisitions/dispositions, net	522	90	520	106
Other income (expenses), net	(181)	(7)	(271)	(21)
Income (loss) before income tax	16	321	266	575
Income tax (expense) recovery
Current	(93)	(52)	(123)	(80)
Deferred	41	39	22	29
Net income (loss)	(36)	308	165	524
Attributable to:
Limited partners	55	40	87	5
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	52	38	82	4
Special Limited Partners	0	41	0	184
Interest of others in operating subsidiaries	(143)	189	(4)	331
Net income (loss)	$ (36)	$ 308	$ 165	$ 524
Basic and diluted earnings per limited partner unit (in usd per share)	$ 0.82	$ 0.60	$ 1.30	$ 0.07